Derivative contracts	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative contracts
9.	DERIVATIVE CONTRACTS

The Group is exposed to certain risks related to its business operations. The risks that the Group seeks to manage by using derivative instruments are fluctuations in foreign exchange rates, the purchase price for silver and aluminum and interest rates. The Group recognizes all derivative instruments as either assets or liabilities at fair value in the unaudited interim condensed consolidated balance sheets. The Group’s derivatives are not designated and do not qualify as hedges and are adjusted to fair value through current earnings.

The following table reflects the location in the unaudited interim condensed consolidated statements of comprehensive loss and the amount of realized and unrealized gains/(losses) recognized in income for the derivative contracts not designated as hedging instruments for the three months ended March 31, 2015:

In millions of US$	Statement of comprehensive loss location	Amount
		(Unaudited)
Foreign exchange derivative contracts (not designated as hedging instruments)—realized	Changes in fair value of derivative contracts	1.8
Foreign exchange derivative contracts (not designated as hedging instruments)—unrealized	Changes in fair value of derivative contracts	6.8
Interest rate derivative contracts (not designated as hedging instruments)—realized	Changes in fair value of derivative contracts	(0.2)
Interest rate derivative contracts (not designated as hedging instruments)—unrealized	Changes in fair value of derivative contracts	(0.2)

		8.2

The following table reflects the fair values of derivatives included in the interim condensed consolidated balance sheets as of March 31, 2015:

In millions of US$	Balance sheet location	Amount
		(unaudited)
Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	7.6

Derivative liabilities (not designated as hedging instruments):
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	(0.9)

		6.7

The Group estimates the fair value of its foreign currency and interest rate swap derivatives using a pricing model based on market observable inputs.

(7)	Derivative contracts

The Group’s primary objective for holding foreign currency derivative contracts is to manage its foreign currency risks principally arising from sales contracts denominated in AUD. The Group records these derivative instruments as current assets or current liabilities in the consolidated balance sheet, measured at fair value. During the year ended December 31, 2014, the Group entered into AUD-currency forward contracts. Changes in the fair of these derivative instruments are recognized in the consolidated statement of operations. These derivative instruments are not designated and do not qualify as hedges and are adjusted to fair value through current earnings. As of December 31, 2014, the Group had outstanding cross currency AUD-currency and JPY-currency forward contracts with notional amounts of AUD 2.2 million and JPY 782.0 million. The Group estimates the fair value of its foreign currency using a pricing model based on market observable inputs.

The gain recognized for the year ended December 31, 2014 is $0.9 million and is included in foreign exchange gains.

The Group did not hold any derivative contracts in the periods ended December 31, 2013 and 2012.